Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025
C000003881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Average Annual Return, Percent		11.26%	10.32%		12.80%
C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent	[1]	4.60%	8.70%		11.76%
C000156527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class C/(MRCEX))
Average Annual Return, Percent		10.18%	9.40%				11.85%	[2]
C000132936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Average Annual Return, Percent		11.53%	10.37%		12.72%
C000003882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Legacy Class/(MERDX))
Average Annual Return, Percent		1.43%	5.24%		6.56%
C000132941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Institutional Class/(MRRGX))
Average Annual Return, Percent		1.46%	5.27%		6.58%
C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent	[3]	(4.57%)	3.76%		5.62%
C000156528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class C/(MRCGX))
Average Annual Return, Percent		0.50%	4.23%				5.50%
C000132939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Investor Class/(MRIGX))
Average Annual Return, Percent		1.37%	5.18%		6.50%
C000003883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Legacy Class/(MVALX))
Average Annual Return, Percent		16.91%	14.00%		10.27%
C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent	[4]	9.88%	12.32%		9.23%
C000156529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class C/(MFCCX))
Average Annual Return, Percent		15.67%	12.80%		9.11%	[5]
C000132942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Investor Class/(MFCIX))
Average Annual Return, Percent		16.88%	13.95%		10.16%
C000132293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Average Annual Return, Percent		2.51%	6.31%		6.88%
C000132296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Average Annual Return, Percent		2.72%	6.42%		6.98%
C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent	[6]	(3.63%)	4.74%		5.91%
C000156530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class C/(MSGCX))
Average Annual Return, Percent		1.41%	5.23%				5.79%	[7]
C000132294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Average Annual Return, Percent		2.53%	6.28%		6.82%
Without Sales Load [Member] | C000132937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Average Annual Return, Percent		11.00%	9.99%		12.42%
Without Sales Load [Member] | C000132940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Average Annual Return, Percent		1.25%	5.00%		6.25%
Without Sales Load [Member] | C000132943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Average Annual Return, Percent		16.58%	13.66%		9.88%
Without Sales Load [Member] | C000132295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Average Annual Return, Percent		2.23%	5.99%		6.54%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.16%	16.64%		13.65%
CBOE S And P 500 Buy Write Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 Buy Write Index
Average Annual Return, Percent		10.25%	10.16%		6.42%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		15.30%	15.96%		12.96%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Average Annual Return, Percent		9.91%	11.44%		8.39%
Russell 3000 C000156530 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]						12.89%
Russell 2500 C000156529 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]				8.35%
Russell 3000 C000156529 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]						12.89%
Standard And Poor s 500 C000156527 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]				13.57%
CBOE S And P 500 Buy Write C000156527 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]				6.36%
Russell 2500 S000001463 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					0.00%
Russell 3000 S000001463 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%			15.30%
Russell 3000 C000156528 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					12.89%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		9.73%	7.42%		7.14%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Average Annual Return, Percent		10.47%	13.96%		7.73%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent		8.81%	7.50%		8.53%
Russell 2000 Growth C000156530 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]						7.12%
Russell 2500 Value C000156529 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]				7.70%
Russell 2500 Value S000001463 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					0.00%
Russell 2500 Growth C000156528 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					8.49%

[1]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[2]	Inception date of Class C is July 01, 2015.
[3]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[4]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[5]	Inception date of Class C is July 01, 2015.
[6]	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
[7]	Inception date of Class C is July 01, 2015.